Federal Home Loan Bank Advances - Schedule of Contractual Maturities of Long-Term Debt (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
2014	$ 1,500,000
2015	3,500,000
2016	1,000,000
2017	1,750,000
2018
Total	$ 7,750,000	$ 7,750,000